12. Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum future lease payments
Payment Due Date	Minimum Due ($)

2019	2,137
2020	1,336
2021	1,336
2022 and thereafter	9,349